Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	27,620
Total Offset Amount	0
Net Fee	$ 27,620
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A